UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, Nebraska   68130

(Address of principal executive offices)

(Zip code)

             Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

9/30

Date of reporting period:   6/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	COMMON STOCKS - 98.5%
	APPAREL - 1.0%
3,200	Under Armour, Inc. *	$ 191,072

	BANKS - 2.8%
42,457	Bank of America Corp.	545,997

	BEVERAGES - 5.7%
4,257	Fomento Economico Mexicano SAD de CV - GDR	439,280
10,820	Monster Beverage Corp.	657,531
		1,096,811
	BIOTECHNOLOGY - 8.1%
4,935	Amgen, Inc.	486,887
5,119	Celgene Corp. *	598,462
2,540	Illumina, Inc.	190,094
1,265	Regeneron Pharmaceuticals, Inc.	284,473
		1,559,916
	CHEMICALS - 2.0%
3,880	Monsanto Co.	383,344

	COMMERCIAL SERVICES - 7.5%
24,540	Hertz Globabl Holdings, Inc.	608,592
1,457	Mastercard, Inc.	837,047
		1,445,639
	COMPUTERS - 8.0%
1,008	Apple, Inc. *	399,249
19,710	NCR Corp.	650,233
13,195	NetApp, Inc.	498,507
		1,547,989
	DIVERSIFIED FINANCIAL SERVICES - 6.9%
18,958	Discover Financial Services	903,159
13,184	Invesco Ltd.	419,251
		1,322,410

	ENGINEERING & CONSTRUCTION - 1.9%
6,005	Chicago Bridge & Iron Co. NV	358,258

	FOOD - 1.8%
15,740	BRF SA	341,715

	INTERNET - 15.8%
2,390	Amazon.com, Inc. *	663,679
15,225	eBay, Inc. *	787,437
818	Google, Inc.	720,143
1,580	Netflix, Inc. *	333,522
21,520	Yahoo!, Inc. *	540,367
		3,045,148
	MACHINERY - 5.4%
4,724	Cummins, Inc.	512,365
4,201	Roper Industries, Inc.	521,848
		1,034,213
	MEDIA - 6.1%
6,590	Walt Disney Co.	416,158
9,970	Discovery Communications, Inc.	769,784
		1,185,942
	MISCELLANEOUS MANUFACTURING - 2.2%
7,757	Ingersoll-Rand PLC	430,669

	OIL & GAS - 1.0%
1,400	EOG Resources, Inc.	184,352

	PHARMACEUTICALS - 2.7%
4,318	Perrigo Co.	522,478

	RETAIL - 3.8%
11,200	Starbucks Corp.	733,488

	SEMICONDUCTORS -7.3%
14,720	ARM Holdings PLC	533,306
10,499	QUALCOMM, Inc.	641,279
13,195	Taiwan Semiconductor Manufacturing Co Ltd	241,732
		1,416,317
	SOFTWARE - 3.0%
13,530	Akamai Technologies, Inc. *	575,702

	TELECOMMUNICATIONS - 1.5%
12,210	Cisco Systems, Inc.	296,825

	TRANSPORTATION - 4.0%
3,555	Kansas City Southern	376,688
2,566	Union Pacific Corp.	395,883
		772,571

	TOTAL COMMON STOCKS (Cost $16,788,624)	18,990,856

	SHORT-TERM INVESTMENTS - 2.0%
377,093	Federated Treasury Obligations Fund, Institutional Class, 0.12%(Cost $377,093)	377,093

	TOTAL INVESTMENTS - 100.5% (Cost $17,165,717) (a)	$ 19,367,949
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %	(83,229)
	TOTAL NET ASSETS - 100.0%	$ 19,284,720

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is 17,165, 717 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 2,501,555
	Unrealized depreciation	(299,323)
	Net unrealized appreciation	$ 2,202,232

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2013

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 18,990,856	$ -	$ -	$ 18,990,856
Short-Term Investments	377,093	-	-	377,093
Total	$ 19,367,949	$ -	$ -	$ 19,367,949

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

8/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

8/27/13

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

8/27/13